UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Common Shares [Member]	Series B Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income / (Loss) [Member]	Castor Maritime Inc. [Member]	Non-controlling Interest [Member]	Total	Series D Preferred Shares [Member]
Balance at Dec. 31, 2024			$ 9,674	$ 265,389,338	$ 228,527,153	$ (1,509,187)	$ 492,416,978	$ 55,340,486	$ 547,757,464
Balance (in shares) at Dec. 31, 2024	9,662,354	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Dividend on Preferred Shares (Note 14)			0	0	(2,513,889)	0	(2,513,889)	0	(2,513,889)
Deemed dividend on Preferred Shares (Note 14)			0	0	(1,451,187)	0	(1,451,187)	0	(1,451,187)
Dividends to noncontrolling interests (Note 14)			0	0	0	0	0	(2,848,198)	(2,848,198)
Changes in Ownership of Subsidiary Without Loss of Control			0	(48,020)	0	0	(48,020)	320,800	272,780
Share-based compensation (Note 25)			0	0	0	0	0	115,044	115,044
Other comprehensive income / (loss)			0	0	0	21,358,802	21,358,802	7,622,435	28,981,237
Net income / (loss)			0	0	(13,817,525)	0	(13,817,525)	(3,191,062)	(17,008,587)
Balance at Jun. 30, 2025			9,674	265,341,318	210,744,552	19,849,615	495,945,159	57,359,505	553,304,664
Balance (in shares) at Jun. 30, 2025	9,662,354	12,000
Beginning balance at Dec. 31, 2024										$ 77,708,258
Beginning balance (in shares) at Dec. 31, 2024										100,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series D Preferred Shares (Note 14)										$ 1,451,187
Ending balance at Jun. 30, 2025										$ 79,159,445
Ending balance (in shares) at Jun. 30, 2025										100,000
Balance at Dec. 31, 2025			9,674	265,339,741	239,452,780	20,628,512	525,430,707	62,812,696	588,243,403
Balance (in shares) at Dec. 31, 2025	9,662,354	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Dividend on Preferred Shares (Note 14)			0	0	(2,500,000)	0	(2,500,000)	0	(2,500,000)
Deemed dividend on Preferred Shares (Note 14)			0	0	(1,620,049)	0	(1,620,049)	0	(1,620,049)
First-time consolidation effects (Note 14)			0	0	0	0	0	23,428,600	23,428,600
Transactions with non-controlling interest (Note 14)			0	0	0	0	0	(80,570)	(80,570)
Share-based compensation (Note 25)			0	0	0	0	0	125,430	125,430
Other comprehensive income / (loss)			0	0	0	(6,929,053)	(6,929,053)	(3,634,510)	(10,563,563)
Net income / (loss)			0	0	65,479,716	0	65,479,716	30,550,611	96,030,327
Balance at Jun. 30, 2026			$ 9,674	$ 265,339,741	$ 300,812,447	$ 13,699,459	$ 579,861,321	$ 113,202,257	693,063,578
Balance (in shares) at Jun. 30, 2026	9,662,354	12,000
Beginning balance at Dec. 31, 2025									80,714,075
Beginning balance (in shares) at Dec. 31, 2025										100,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series D Preferred Shares (Note 14)										$ 1,620,049
Ending balance at Jun. 30, 2026									$ 82,334,124	$ 82,334,124
Ending balance (in shares) at Jun. 30, 2026										100,000